Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels' depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2025	323,547	(81,424)	16,624	(9,768)	248,979
Additions	30	–	1,356	–	1,386
Depreciation	–	(4,788)	–	(2,427)	(7,215)
Sale of vessel	(24,570)	18,345	(3,986)	3,986	(6,225)
Balance at June 30, 2025	299,007	(67,867)	13,994	(8,209)	236,925

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the Three months ended June 30, 2025	For the Three months ended June 30, 2024	For the Six months ended June 30, 2025	For the Six months ended June 30, 2024
Vessels` depreciation	2,398	1,248	4,788	2,443
Depreciation on office furniture and equipment	10	9	19	17
Depreciation of right of use asset	82	78	164	156
Total	2,490	1,335	4,971	2,616